Cash and Cash Equivalents (Details) - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	₪ 451,784	₪ 783,380
Bank Mizrahi Current Account No. 684795
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	0	16,579
Bank Mizrahi Current Account No. 073959
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	422,579	680,040
Bank Mizrahi Current Account No. 073959 FX
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	18,668	24,411
SVB Bank
Cash and Cash Equivalents [Line Items]
Cash and Cash Equivalents	₪ 10,537	₪ 62,351